Columbia Variable Portfolio – Select Small Cap Value Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Consumer Discretionary 10.4%
Automobile Components 1.5%
Visteon Corp.(a)	18,956	1,471,365
Hotels, Restaurants & Leisure 4.2%
Six Flags Entertainment Corp.	50,148	1,788,779
Texas Roadhouse, Inc.	13,153	2,191,684
Total		3,980,463
Household Durables 2.1%
KB Home	33,639	1,955,099
Textiles, Apparel & Luxury Goods 2.6%
Kontoor Brands, Inc.	39,388	2,525,952
Total Consumer Discretionary		9,932,879
Consumer Staples 2.4%
Food Products 2.4%
Nomad Foods Ltd.	113,659	2,233,399
Total Consumer Staples		2,233,399
Energy 5.6%
Energy Equipment & Services 1.6%
Patterson-UTI Energy, Inc.	188,959	1,553,243
Oil, Gas & Consumable Fuels 4.0%
Murphy Oil Corp.	47,384	1,345,705
PBF Energy, Inc., Class A	52,123	995,028
SM Energy Co.	47,384	1,419,151
Total		3,759,884
Total Energy		5,313,127
Financials 33.7%
Banks 15.2%
Atlantic Union Bankshares Corp.	66,339	2,065,797
Axos Financial, Inc.(a)	55,316	3,568,988
OceanFirst Financial Corp.	84,388	1,435,440
Pacific Premier Bancorp, Inc.	79,635	1,697,818
Popular, Inc.	30,253	2,794,470
Stock Yards Bancorp, Inc.	42,407	2,928,627
Total		14,491,140
Capital Markets 1.7%
Lazard, Inc.	36,745	1,591,059
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.3%
PROG Holdings, Inc.	46,958	1,249,083
Financial Services 4.4%
I3 Verticals, Inc.(a)	63,107	1,556,850
Radian Group, Inc.	80,291	2,655,223
Total		4,212,073
Insurance 11.1%
CNO Financial Group, Inc.	69,171	2,880,972
Hanover Insurance Group, Inc. (The)	15,995	2,782,330
Kemper Corp.	43,594	2,914,259
Skyward Specialty Insurance Group, Inc.(a)	37,785	1,999,582
Total		10,577,143
Total Financials		32,120,498
Health Care 7.9%
Biotechnology 0.8%
Cytokinetics, Inc.(a)	18,588	747,052
Health Care Equipment & Supplies 4.1%
CONMED Corp.	20,557	1,241,437
Integer Holdings Corp.(a)	9,477	1,118,381
LivaNova PLC(a)	39,229	1,540,915
Total		3,900,733
Health Care Providers & Services 2.0%
Tenet Healthcare Corp.(a)	13,836	1,860,942
Pharmaceuticals 1.0%
Ligand Pharmaceuticals, Inc.(a)	9,498	998,620
Total Health Care		7,507,347
Industrials 14.3%
Aerospace & Defense 2.3%
Kratos Defense & Security Solutions, Inc.(a)	72,082	2,140,115
Building Products 2.2%
Zurn Elkay Water Solutions Corp.	64,394	2,123,714
Construction & Engineering 2.5%
Primoris Services Corp.	41,809	2,400,255

Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.8%
Fluence Energy, Inc.(a)	80,555	390,692
Regal Rexnord Corp.	11,995	1,365,630
Total		1,756,322
Ground Transportation 1.4%
Knight-Swift Transportation Holdings, Inc.	29,446	1,280,607
Machinery 2.1%
Atmus Filtration Technologies, Inc.	55,498	2,038,441
Professional Services 2.0%
Alight, Inc., Class A	312,726	1,854,465
Total Industrials		13,593,919
Information Technology 7.9%
Communications Equipment 4.6%
Extreme Networks, Inc.(a)	132,363	1,751,163
Viavi Solutions, Inc.(a)	232,507	2,601,753
Total		4,352,916
Semiconductors & Semiconductor Equipment 3.3%
Kulicke & Soffa Industries, Inc.	28,375	935,807
MACOM Technology Solutions Holdings, Inc.(a)	22,020	2,210,368
Total		3,146,175
Total Information Technology		7,499,091
Materials 6.2%
Chemicals 3.0%
Chemours Co. LLC (The)	106,390	1,439,457
Minerals Technologies, Inc.	22,299	1,417,547
Total		2,857,004
Containers & Packaging 1.3%
O-I Glass, Inc.(a)	108,244	1,241,559
Metals & Mining 1.9%
ATI, Inc.(a)	35,246	1,833,849
Total Materials		5,932,412
Real Estate 7.4%
Health Care REITs 2.1%
Sabra Health Care REIT, Inc.	115,331	2,014,832
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotel & Resort REITs 1.3%
Apple Hospitality REIT, Inc.	94,771	1,223,494
Industrial REITs 1.1%
First Industrial Realty Trust, Inc.	19,703	1,063,174
Specialized REITs 2.9%
Gaming and Leisure Properties, Inc.	26,636	1,355,773
Outfront Media, Inc.	88,552	1,429,229
Total		2,785,002
Total Real Estate		7,086,502
Utilities 2.8%
Electric Utilities 2.8%
Portland General Electric Co.	60,410	2,694,286
Total Utilities		2,694,286
Total Common Stocks (Cost $81,418,810)		93,913,460

Rights —%

Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	1,403	—
OmniAb, Inc.(a),(b),(c),(d)	1,403	—
Total		—
Total Health Care		—
Total Rights (Cost $—)		—

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(e),(f)	1,423,140	1,422,856
Total Money Market Funds (Cost $1,422,861)		1,422,856
Total Investments in Securities (Cost: $82,841,671)		95,336,316
Other Assets & Liabilities, Net		(87,430)
Net Assets		95,248,886
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	03/05/2015-06/10/2021	1,403	—	—
OmniAb, Inc.	03/05/2015-06/10/2021	1,403	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	649,815	6,125,053	(5,352,007)	(5)	1,422,856	(325)	18,274	1,423,140
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025

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